1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

STEPHEN H. BIER stephen.bier@dechert.com +1 212 698 3889 Direct +1 202 261 3092 Fax

May 26, 2011

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street NE

Washington, D.C. 20549

Re:	Federated World Investment Series, Inc. (File Nos. 033-52149 and 811-07141) Registration Statement on Form N-14

Dear Ladies and Gentlemen:

Attached for filing via EDGAR is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for Federated World Investment Series, Inc. (“Registrant”). This Form N-14 is being filed in connection with a proposed reorganization in which Federated International Leaders Fund (the “Acquiring Fund”), a series of the Registrant, will acquire all of the assets of Tributary International Equity Fund (the “Acquired Fund”), a series of Tributary Funds, Inc., in exchange for Institutional Shares of the Acquiring Fund.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 212.698.3889.

Sincerely,

/s/ Stephen H. Bier

Stephen H. Bier

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